CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 30, 2011
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT)
Unrealized gains on derivatives, tax	$ (1)